Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories
(In thousands)	December 31, 2022	December 31, 2023
Raw materials	1,971	1,655
Finished goods	2,401	1,909
Less: write-down of obsolete inventories	(748)	(1,381)
Total inventories	3,624	2,183